Gains or losses on non financial assets, net	12 Months Ended
Dec. 31, 2022
Gains (losses) on disposals of non-current assets [abstract]
Gains or losses on non financial assets, net	Gains or losses on non financial assets, net
The detail of Gains/ (losses) on disposal of assets not classified as non-current assets held for sale is as follows:

EUR million
	2022	2021	2020
Gains
Tangible and intangible assets	56	87	89
Investments	5	2	60
	61	89	149
Losses
Tangible and intangible assets	(49)	(36)	(34)
Investments	—	—	(1)
	(49)	(36)	(35)
	12	53	114